SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Long Lived Assets		$ 50,735	$ 48,680
United States [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		8,405	4,635
Israel [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		31,327	33,898
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		2,880	3,118
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Long Lived Assets	[1]	1,521	747
Other [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		$ 6,602	$ 6,282

[1]	Excluding United Kingdom and Israel